Basic and Diluted Net Income per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Earnings Per Share Disclosure [Line Items]
Net income	$ 11,626	$ 14,935	$ 26,290
Allocated to ordinary share - basic	11,583	14,891	26,184
Allocated to nonvested restricted share - basic	$ 43	$ 44	$ 106
Weighted average number of ordinary shares outstanding	132,363,620	131,432,211	136,497,929
Weighted average number of nonvested restricted share	487,685	400,644	555,489
Plus incremental weighted average ordinary shares from assumed exercise of share options using the treasury stock method	265,850	1,370,400	1,412,526
Weighted average ordinary shares outstanding used in computing diluted net income per share	133,117,155	133,203,255	138,465,944
Basic net income per share	$ 0.09	$ 0.11	$ 0.19
Basic net income per nonvested restricted share	0.09	0.11	0.19
Diluted net income per share	0.09	0.11	0.19
Diluted net income per nonvested restricted share	$ 0.09	$ 0.11	$ 0.19